UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22458

Investment Company Act file number

Persimmon Growth Partners Investor Fund

(Exact name of registrant as specified in charter)

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

(Address of principal executive offices) (Zip code)

Gregory S. Horn

Persimmon Capital Management, LP

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

(Name and address of agent for Service)

Registrant's telephone number, including area code: (877) 502-6840

Date of fiscal year end: 3/31/2012

Date of reporting period: 3/31/2012

1

ITEM 1. REPORTS TO STOCKHOLDERS.

PERSIMMON GROWTH

PARTNERS INVESTOR FUND

FINANCIAL STATEMENTS

With Report of Independent Registered Public Accounting Firm

MARCH 31, 2012

PERSIMMON GROWTH PARTNERS INVESTOR FUND

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Contents (continued)

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (484) 572-0500.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (484) 572-0500 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (484) 572-0500, and on the Commission’s website at http://www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Adviser and Board of Trustees of

Persimmon Growth Partners Investor Fund

We have audited the accompanying statement of assets and liabilities of Persimmon Growth Partners Investor Fund (the “Fund”) as of March 31, 2012, and the related statements of operations, changes in net assets, cash flows and the financial highlights for the year then ended. The financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the period ended March 31, 2011 were audited by another independent registered public accounting firm whose report dated May 31, 2011 expressed an unqualified opinion on such financial statement and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, and assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2012, by correspondence with the underlying fund adviser. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Persimmon Growth Partners Investor Fund as of March 31, 2012, and the results of its operations, the changes in its net assets, its cash flows, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York

May 30, 2012

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Statement of Assets and Liabilities
March 31, 2012

ASSETS

Investment in Persimmon Growth Partners Fund, L.P. at fair value	$31,306,315
Redemptions receivable from investment in Persimmon Growth Partners Fund, L.P.	3,411,754
Due from Adviser	144,311
Cash	1,165
Other	351

34,863,896

LIABILITIES

Partner withdrawals payable	3,411,754
Management fees payable	197,870
Professional fees payable	10,000
Administration fees payable	3,074
Other	1,000

3,623,698

NET ASSETS	$31,240,198

COMPONENTS OF NET ASSETS

Net capital contributions ($0.00 par value, 29,766.5006 shares issued,
unlimited authorization)	$25,730,100
Accumulated net realized income	1,087,896
Accumulated net unrealized appreciation on investments	4,422,202

$31,240,198

See notes to financial statements

2

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Statement of Operations
Year Ended March 31, 2012

Net investment loss allocated from Persimmon Growth Partners Fund, L.P.:
Interest and dividend income	$778
Expenses	(622,046)

Net investment loss allocated from Persimmon Growth Partners Fund, L.P.	(621,268)

Fund expenses:
Management fee	178,523
Expense limitation recapture	61,203
Administration fees	18,594
Professional fees	10,346
Other	7,606

Total fund expenses	276,272

Net investment loss	(897,540)

Realized and unrealized loss on investment allocated from
Persimmon Growth Partners Fund, L.P.:
Net realized loss on investments in Investment Funds	(866,977)
Net change in unrealized appreciation on investments in
Investment Funds and common stock	(1,163,393)

Net realized and unrealized loss on investment allocated from
Persimmon Growth Partners Fund, L.P.	(2,030,370)

Net decrease in net assets resulting from operations	$(2,927,910)

See notes to financial statements

3

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Statements of Changes in Net Assets

		Period from
		September 1, 2010
		(Commencement
	Year Ended	of Operations) to
	March 31, 2012	March 31, 2011

Operations:
Net investment loss	$(897,540)	$(473,142)
Net realized loss on investment in Investment Funds	(866,977)	(1,204,821)
Net change in unrealized appreciation on investment
in Investment Funds	(1,163,393)	5,585,595

Net (decrease) increase in net assets resulting
from operations	(2,927,910)	3,907,632

Capital transactions:
Contributions	2,715,000	32,649,917
Withdrawals	(4,271,754)	(332,687)

Net (decrease) increase in net assets from
capital transactions	(1,556,754)	32,317,230

Distributions paid	(500,000)	-

(Decrease) increase in net assets	(4,984,664)	36,224,862

Net assets at beginning of period	36,224,862	-

Net assets at end of period	$31,240,198	$36,224,862

See notes to financial statements

4

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Statement of Cash Flows
Year Ended March 31, 2012

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(2,927,910)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net investment loss allocated from Persimmon Growth Partners Fund, L.P.	621,268
Net realized loss allocated on investments in Investment Funds in
Persimmon Growth Partners Fund, L.P.	866,977
Net change in unrealized appreciation on investments in Investment Funds
allocated from Persimmon Growth Partners Fund, L.P.	1,163,393
Purchases of investment in Persimmon Growth Partners Fund, L.P.	(1,630,000)
Proceeds from redemptions of investment in Persimmon Growth Partners Fund, L.P.	1,095,903
(Increase) decrease in operating assets:
Due from Adviser	61,202
Other	(351)
Increase in operating liabilities:
Management fees payable	101,526
Administration fees payable	1,520

Net cash used in operating activities	(646,472)

Cash flows from financing activities:
Contributions received	2,130,000
Withdrawals paid	(1,484,291)

Net cash provided by financing activities	645,709

Net decrease in cash	(763)

Cash at beginning of year	1,928

Cash at end of year	$1,165

Supplemental disclosure of noncash financing activities:
Decrease in advance contributions	$(585,000)
Increase in receivable from Investment Funds	3,287,463
Increase in partner withdrawals payable	(3,287,463)
Reinvestment of distributions	500,000

 See notes to financial statements

5

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Financial Highlights

			Period from
			September 1, 2010
			(Commencement
	Year Ended		of Operations) to
	March 31, 2012		March 31, 2011*

Ratio of net investment loss to average net assets (a)(b)	(2.53%)		(2.50%)

Ratio of total expenses to average net assets (c)(d)	2.53%		3.60%

Ratio of net expenses to average net assets (b)(c)	2.53%		2.50%

Total return	(7.56	%)(f)	13.53	%(e)

Per share data (for a share outstanding throughout the year):
Net asset value at beginning of year	$1,135.28
Income from operations:
Net investment loss	(27.20)
Net realized loss on investments	(10.98)
Net change in unrealized appreciation on investments	(32.45)

Total from operations	(70.63)

Distributions paid	(15.14)

Net asset value at end of year	$1,049.51

*	The ratios to average net assets are annualized for this period.
(a)	The ratio reflects the income and expenses including the Fund's proportionate share of income and expenses of Persimmon Growth Partners Fund, L.P.
(b)	Average net assets is determined using net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	The ratio reflects the expenses including the Fund's proportionate share of the expenses of
Persimmon Growth Partners Fund, L.P.
(d)	The ratio is before any expense limitation or reimbursement per the Expense Limitation Agreement.
(e)	Total return is calculated by geometrically linking returns based on the change in value during each accounting period. An individual shareholder's return may vary from these returns based on the timing of contributions and withdrawals.
(f)	Total return is calculated based on the change in the net asset value per share during the period, assuming that all dividends are reinvested.

 See notes to financial statements

6

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Notes to Financial Statements

March 31, 2012

Note A - Organization and Investment Objective

Persimmon Growth Partners Investor Fund (the “Fund”) is a Delaware statutory Trust that commenced operations September 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a nondiversified investment company. The principal investment objective of the Fund is to achieve long-term appreciation of investors’ capital. The Fund pursues its investment objective by investing substantially all of its assets in Persimmon Growth Partners Fund, L.P. (the “LP Fund”), a nondiversified investment company that is registered under the 1940 Act. The LP Fund pursues its investment objective by investing in various hedge fund limited partnerships and other pooled investment vehicles managed by experienced investment managers (the “Investment Funds”).

The financial statements of the LP Fund, including the schedule of investments, are attached to this report and should be read in conjunction with the Fund’s financial statements. The percentage of the LP Fund’s partners’ capital owned by the Fund as of March 31, 2012 was 94.67%.

The Board of Trustees (the “Board”) of the Fund has overall responsibility for the management and supervision of the operations of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Board of Directors of the LP Fund (the “Directors”) has overall responsibility for the management and supervision of the LP Fund. The members of the Board and the Directors are one and the same. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of an investment company registered under the 1940 Act organized as a corporation. The Board has engaged Persimmon Capital Management, L.P. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended, to manage the day-to-day operations of the Fund. The Board is comprised of three trustees who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Fund (the “Independent Trustees”), and one trustee who is an “interested person.”

Note B - Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the following significant accounting policies:

[1]	Investment valuation:

The LP Fund carries its investments at fair value. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction costs. A fair value hierarchy provides for prioritizing inputs to valuation techniques used to measure fair value into three levels:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted market prices that are observable, either directly or indirectly, and are developed based on market data obtained from sources independent of the Fund.

Level 3 - Unobservable inputs reflect the assumptions that the Investment Manager develops based on available information about what market participants would use in valuing the asset or liability.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Availability of observable inputs can vary and is affected by a variety of factors. The Investment Manager uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 or Level 2 assets and liabilities.

7

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Notes to Financial Statements

March 31, 2012

Note B - Summary of Significant Accounting Policies (continued)

[1]	Investment valuation (continued):

The Fund records its investment in the LP Fund at fair value based on its proportionate share of the LP Fund’s net assets. Valuation of investments held by the LP Fund is discussed in the notes to the LP Fund’s financial statements included in this report. The performance of the Fund is directly affected by the performance of the LP Fund.

[2]	Cash and cash equivalents:

Cash and cash equivalents include amounts held in a bank checking account, money market funds and highly-liquid investments with maturities of ninety days or less when purchased. The Fund is at risk to the extent it maintains balances in excess of federally insured limits.

[3]	Investment income and expense:

The Fund records its proportionate share of the LP Fund's income, expenses and realized and unrealized gains and losses. In addition, the Fund assumes its own expenses.

[4]	Income taxes:

Effective April 1, 2011, the Fund has adopted a year-end for income tax reporting purposes of December 31. The Fund has a December 31 year-end for excise tax reporting purposes. The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its investors. Therefore, no provision is made for federal income or excise taxes. The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Fund recognizes accrued interest and penalties associated with uncertain tax positions as part of Fund expenses. The Adviser has determined that there are no uncertain tax positions currently and for the prior tax period. Therefore, there was no income tax related interest and penalties recorded for the year ended March 31, 2012. The income tax returns of the Fund for the period ended March 31, 2011 are subject to examination by the Internal Revenue Service and state taxing authorities, generally for three years after they were filed.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 31, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies (“RICs”), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years’ carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

8

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Notes to Financial Statements

March 31, 2012

Note B - Summary of Significant Accounting Policies (continued)

[5]	Distributions:

The Fund will make distributions of net investment income and capital gains, if any, at least annually, on a calendar year basis. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its investors. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. As of March 31, 2012, the Fund has $631,002 of undistributed long-term capital gains which can be distributed in calendar year 2012, in order to satisfy the 2011 distribution requirement.

[6]	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

[7]	New accounting pronouncements:

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosure about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

Note C - Private Placement Memorandum and Related Party Transactions

The Fund commenced operations on September 1, 2010. Ownership interests totaling $26,934,917 from investors in the LP Fund were exchanged for 26,934.92 shares of the Fund.

Changes in net assets resulting from operations are allocated to the investors in accordance with each shareholder’s ownership percentage.

9

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Notes to Financial Statements

March 31, 2012

Note C - Private Placement Memorandum and Related Party Transactions (continued)

Shares are offered to a limited number of accredited investors at an offering price based upon net asset value calculated as of the close of business on the first business day of each month.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase shares from investors pursuant to written tenders by investors at times and on terms and conditions as the Board establishes. In determining whether the Fund should offer to repurchase shares, the Board will consider the recommendation of the Adviser. The Adviser generally recommends to the Board that the Fund offer to repurchase shares from investors four times each year. The Board will recommend the repurchase of shares from investors of the Fund only if the LP Fund makes an offer to repurchase.

Each investor's initial investment in the LP Fund is subject to a minimum of a one-year “lock up” period during which time the investor will not be able to participate in any repurchase of shares by the LP Fund or otherwise transfer his or her Interests.

Each investor's initial investment in the Fund is subject to a redemption fee. The amount of the redemption fee is calculated as a percentage of redemption proceeds as follows: 5%, if redeemed on or before the end of the 3rd calendar month after the issuance of such shares; 4%, if redeemed after the end of the 3rd calendar month and on or before the end of the 6th calendar month after the issuance of such shares; 3%, if redeemed after the end of the 6th calendar month and on or before the end of the 9th calendar month after the issuance of such shares; and 2%, if redeemed after the end of the 9th calendar month and on or before the end of the 12th calendar month after the issuance of such shares.

Share transactions for the year ended March 31, 2012 were as follows:

			Shares
	Shares		Issued in		Shares
	Outstanding,		Reinvestment		Outstanding,	Net Asset
	April 1,	Shares	of	Shares	March 31,	Value
	2011	Subscribed	Distributions	Redeemed	2012	Per Share

Class A	31,908.1964	2,905.0625	492.5947	(5,539.3530)	29,766.5006	$1,049.51

The value of subscriptions, reinvestments and redemptions for the year ended March 31, 2012 were as follows:

	Subscriptions	Reinvestments	Redemptions

Class A	$2,215,000	$500,000	$(4,271,754)

On December 30, 2012, a distribution of $15.14 per share was declared from net long-term capital gains. The distribution was paid on January 31, 2012, to shareholders of record on December 31, 2012.

10

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Notes to Financial Statements

March 31, 2012

Note C - Private Placement Memorandum and Related Party Transactions (continued)

Per share data (unaudited) as of March 31, 2011 (for a share outstanding throughout the period) was:

	Period from
	September 1, 2010
	(Commencement
	of Operations) to
	March 31, 2011

Net asset value at beginning of period	$1,000.00	*
Income from operations:
Net investment loss	(15.82	) *
Net realized loss on investments	(40.77	) *
Net change in unrealized appreciation on investments	191.87	*

Total from operations	135.28	*

Net asset value at end of period	$1,135.28	*

* Unaudited

Pursuant to the terms of the Fund's private placement memorandum, the Adviser receives a quarterly management fee equal to 0.125 percent of the Fund’s net assets as of the last business day of the calendar quarter for its management services (0.50 percent per annum). Pursuant to the terms of the partnership agreement of the LP Fund, effective on August 24, 2010, the Adviser receives a quarterly management fee equal to 0.25 percent of the LP Fund’s net assets as of the last business day of the calendar quarter for its management services (1.00 percent per annum).

During the year ended March 31, 2012, the Adviser earned management fees of $178,523. As of March 31, 2012, $197,870 is payable to the Adviser.

The Fund is responsible for ongoing operating expenses, such as audit, accounting, legal and regulatory costs and, indirectly, a pro rata portion of the LP Fund’s expenses incurred in its business.

As of March 31, 2012, Persimmon Capital Management, L.P., a related party, was due $1,000 from the Fund. The amount is recorded as other liabilities on the statement of assets and liabilities as of March 31, 2012.

Note D - Expense Limitation and Reimbursement Agreement

The Adviser, the Fund and the LP Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”), under which the Adviser has agreed to waive its fees and/or reimburse other expenses of the Funds so that the total annual expenses of the Fund, exclusive of underlying Investment Fund fees and expenses, will not exceed 2.50% of the average monthly net assets on an annualized basis (the “Expense Limitation”). The Adviser will not waive management fees or reimburse expenses of the LP Fund until it has waived all advisory/management fee expenses and reimbursed all other expenses of the Fund. The Expense Limitation Agreement had an initial term ended on August 23, 2011 and was automatically renewed for one year, and will continue to automatically renew unless terminated upon sixty days' written notice to the other party. Neither the Adviser nor the Fund has terminated the Expense Limitation Agreement as of March 31, 2012.

11

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Notes to Financial Statements

March 31, 2012

Note D - Expense Limitation and Reimbursement Agreement (continued)

As of March 31, 2012, the Fund has an outstanding receivable balance from the Adviser of $144,311 representing amounts due from the Adviser pursuant to the Expense Limitation Agreement.

For the year ended March 31, 2012, the Fund incurred a total of $837,115 of expenses that are subject to the terms of the Expense Limitation Agreement. The Fund is responsible for paying all of the total expenses subject to the Expense Limitation Agreement.

During the year ended March 31, 2012, the Adviser recouped $61,203 of reimbursable expenses for the period from September 1, 2010 (commencement of operations) to March 31, 2011. The Fund agreed to carry forward, for a period not to exceed three years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts, provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation.

Note E - Financial Instruments and Risks

Each Investment Fund in which the LP Fund has invested has the right to temporarily restrict withdrawals/redemptions for periods of time beyond those described in the LP Fund’s schedule of investments. Any such restrictions may restrict the LP Fund’s ability to satisfy future withdrawal requests and, in turn, may restrict the Fund’s ability to satisfy future withdrawal requests.

As of March 31, 2012, the LP Fund had no unrecorded direct commitments to purchase or sell securities, financial instruments or commodities. The LP Fund may have indirect commitments that arise through positions held by the Investment Funds in which the LP Fund invests directly and indirectly. These Investment Funds utilize a variety of financial instruments in their trading strategies, including, but not limited to, equity and debt securities of U.S. and foreign issuers, options and futures, forwards and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk.

Market risk is the risk of potential adverse changes to the value of the financial instruments and their derivatives because of changes in market conditions such as, but not limited to, interest and currency rate movements and volatility in commodity or security prices.

Credit risk is the risk of the potential inability of counterparties to perform under the terms of the contracts, which may be in excess of the amounts recorded in each Investment Fund’s respective balance sheet. The LP Fund and the Fund are also exposed to potential credit risk through cash held at financial institutions. The LP Fund and the Fund seek to mitigate their exposure to this credit by placing their cash with major institutions.

In addition, the Investment Funds may sell securities not yet purchased, whereby a liability is created for the repurchase of the securities at prevailing prices. The ultimate obligation to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective balance sheets. However, as a limited partner/shareholder in these Investment Funds, the LP Fund has financial risk limited to the fair value of its investments, which is reflected on the statement of assets and liabilities of the LP Fund.

Under certain circumstances, withdrawals from an Investment Fund may be limited or suspended (in whole or in part) as deemed necessary by the Investment Fund’s investment manager. Substantial requests for withdrawals from an investment company could cause the investment company to liquidate positions sooner than would otherwise be desirable which could adversely affect the performance of the investment company. In addition, regardless of the period of time in which withdrawals occur, the resulting reduction in an investment company’s net assets could make it more difficult for an investment company to diversify its holdings and achieve its investment objectives.

12

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Notes to Financial Statements

March 31, 2012

Note F - Income Taxes and Distributions

As of March 31, 2012, gross unrealized appreciation and depreciation of investment in the LP Fund by the Fund based on cost for federal income tax purposes was as follows:

Cost of investments	$32,469,708

Gross unrealized appreciation	$-
Gross unrealized depreciation	(1,163,393)

Net unrealized depreciation	$(1,163,393)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	631,002

Tax accumulated earnings	631,002

Accumulated capital and other losses	-

Unrealized depreciation	(1,163,393)

Total accumulated earnings (losses)	$(532,391)

The tax character of the distributions paid during the fiscal year ended March 31, 2012 was as follows:

Distributions paid from:

Ordinary income	$-
Net long term capital gains	500,000

Total distributions paid	$500,000

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net assets per share. For the year ended March 31, 2012, the following table shows the reclassifications made:

Accumulated
	Accumulated	Net Realized
	Net	Loss on
Paid-In	Investment	Investments
Capital	Loss	Sold

$(2,895,519)	$897,540	$1,997,979

13

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Notes to Financial Statements

March 31, 2012

Note G - Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund and, therefore, cannot be established.

Note H - Administrator

JD Clark & Company (the “Administrator”) is the administrator for the Fund. For its services, the Administrator receives a monthly fee based upon the net assets of the Fund. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.

14

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Board of Trustees (Unaudited)

March 31, 2012

The identity of the Trustees and brief biographical information regarding each Trustee is set forth below. Unless otherwise noted, the business address of each Trustee is 1777 Sentry Parkway West, Gwynedd Hall, Suite 102, Blue Bell, PA 19422.

Independent Trustees

Name, (Age) and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee or Nominee
Robert Fesnak (56)	Trustee	Term: Indefinite Length: Since inception	Principal, Fesnak & Associates	2	Eagle National Bank
Joseph Rindler, Jr. (68)	Trustee	Term: Indefinite Length: Since inception	Advisor to the Board of GGCP, major shareholder of GAMCO Investors, Inc.	2	None
Michael J. Maher, Jr. (44)	Trustee	Term: Indefinite Length: Since inception	President, Valley Forge Financial Group	2	None

Interested Trustee
Name, (Age) and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee or Nominee
Gregory S. Horn (52)	Trustee and President	Term: Indefinite Length: Since inception	President and Managing Director of Persimmon Capital Management, L.P.	2	AlphaHedge Capital Partners, LLC

Mr. Horn is an Interested Trustee by virtue of his indirect interest in the Fund's Adviser, Persimmon Capital Management, L.P.

The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (877) 502-6840.

See notes to financial statements

15

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Fund Management (Unaudited)

March 31, 2012

Set forth below are the names, dates of birth, position with the Fund, length of term of office and principal occupations for the last five (5) years of each of the persons currently serving as Executive Officers of the Fund. The business address of Mr. Horn is 1777 Sentry Parkway West, Gwynedd Hall, Suite 102, Blue Bell, PA 19422. The business address of Mr. Cipperman is 500 East Swedesford Road, Suite 104, Wayne, PA 19087.

Fund Officers:

Name, Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Officer
Gregory S. Horn, 6/13/59	President	Term: Indefinite Length: Since inception	President and Managing Director of Persimmon Capital Management, L.P.	AlphaHedge Capital Partners, LLC
Todd Cipperman, 2/14/66	Secretary	Term: Indefinite Length: Since March 2011	Founder and Principal, Cipperman & Company/Cipperman Compliance Services	None

See notes to financial statements

16

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Change in Portfolio Manager (Unaudited)

March 31, 2012

As of September 7, 2011, Mr. Kevin O’Shea, a Portfolio Manager for the Fund, resigned from Persimmon Capital Management (“PCM”). Mr. O’Shea’s duties as part of the portfolio management team of the Fund are being assumed by Mr. Shawn Gibson who joined PCM as a Fund Portfolio Manager on November 7, 2011. All other Fund Portfolio Managers remain unchanged.

Mr. Gibson, Partner and Senior Vice President of PCM, is responsible for due diligence on hedge fund strategies and other investment strategies for PCM. Mr. Gibson is a voting member of the investment committee and risk management committee. Prior to joining Persimmon, Mr. Gibson was the President and Founder of Gibson Volatility Management (“GVM”), a boutique investment advisor focused on managing option-based investment strategies designed to capture more equity upside than downside over a full market cycle. Prior to starting GVM, Shawn co-founded Park Ridge Asset Management, a boutique RIA designed to deliver sophisticated traditional and alternative investment solutions to high net worth and institutional investors. Shawn was formerly the Director of the Alternative Investments platform for BB&T Asset Management (“BB&T”). In this role, Shawn developed and led the platform of various alternative investment strategies used by BB&T to improve portfolio diversification and manage portfolio risk. Previously, Shawn headed up the Equity Derivatives Group for Scott & Stringfellow, another BB&T affiliate, and was a market-maker and risk manager for one of the largest international options trading firms in the country in San Francisco, CA and Greenwich, CT. Shawn graduated with a B.S. in Commerce from the University of Virginia.

See notes to financial statements

17

PERSIMMON GROWTH

PARTNERS FUND, L.P.

FINANCIAL STATEMENTS

With Report of Independent Registered Public Accounting Firm

MARCH 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the General Partner and Board of Directors of

Persimmon Growth Partners Fund, L.P.

We have audited the accompanying statement of assets and liabilities of Persimmon Growth Partners Fund, L.P. (the “Partnership”), including the schedule of investments, as of March 31, 2012, and the related statements of operations, changes in net assets, cash flows and the financial highlights for the year then ended. The financial statements and financial highlights are the responsibility of the Partnership’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2011 and the financial highlights for the year ended March 31, 2011, the period from January 1, 2010 to March 31, 2010 and each of the years in the three year period ended December 31, 2009 were audited by another independent registered public accounting firm whose report dated May 31, 2011 expressed an unqualified opinion on such financial statement and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Partnership is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments as of March 31, 2012, by correspondence with underlying fund advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Persimmon Growth Partners Fund, L.P. as of March 31, 2012, and the results of its operations, the changes in its net assets, its cash flows, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York

May 30, 2012

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statement of Assets and Liabilities
March 31, 2012

ASSETS

Investments in Investment Funds, including $32,540,689 pledged,
at fair value (cost $29,186,762)	$34,674,447
Investments in common stock, at fair value (cost $29,673)	7,219
Cash and cash equivalents, pledged	3,279,628
Redemptions receivable from investments in Investment Funds	678,893
Other assets	6,576

38,646,763

LIABILITIES

Partner withdrawals payable	3,411,754
Line-of-credit payable	2,025,000
Management fees payable	90,859
Professional fees payable	33,500
Administration fees payable	9,505
Board of Directors fees payable	3,000
Custody fees payable	2,000
Other payable	1,000

5,576,618

NET ASSETS	$33,070,145

COMPONENTS OF NET ASSETS

Net capital contributions	$25,006,015
Accumulated net investment loss	(6,713,438)
Accumulated net realized gain	9,312,337
Accumulated net unrealized appreciation on investments	5,465,231

$33,070,145

See notes to financial statements	19

PERSIMMON GROWTH PARTNERS FUND, L.P.

Schedule of Investments
March 31, 2012

						First
Investment Funds by Strategy	First				% of	Available
(all domiciled in the United States,	Investment				Net	Redemption	Redemption
except as noted)**	Date	Cost	Fair Value		Assets	Date ****	Provisions*****

Event Driven:
Pershing Square, L.P.	4/1/2005	$706,678	$2,313,714	*	7.00%	N/A	One year rolling
Third Point Ultra, Ltd. (British Virgin Islands)***
(1,741.51 shares)	5/1/2005	1,787,766	2,946,694	*	8.91	N/A	Quarterly

Total Event Driven		2,494,444	5,260,408		15.91

Long/Short Equity:
Bluefin Investors L.P. (Cayman Islands)***	9/1/2009	2,000,000	2,362,975	*	7.14	N/A	Quarterly
Brenner West Capital Qualified Partners, LP***	5/1/2011	2,500,000	2,634,362	*	7.97	6/30/2012	Quarterly
Cadian Fund, L.P.	3/1/2010	2,000,000	2,663,428	*	8.05	N/A	Approx. 75% Quarterly,
							25%/quarter; Approx.
							25% Semi-annually
Greenheart Capital Fund, L.P.***	7/1/2011	2,500,000	2,115,267	*	6.40	N/A	Quarterly, soft lock-up
							until 6/30/2012
Horseman European Select Fund L.P.******	2/1/2008	2,070,673	2,483,255	*	7.51	N/A	Monthly
JAT Capital Domestic Fund, L.P.***	10/1/2010	2,000,000	2,031,479	*	6.14	N/A	Quarterly
Libra Fund, L.P.	11/1/2005	892,551	2,133,757		6.45	N/A	Annually
Newbrook Capital Partners, LP	1/1/2012	2,000,000	2,062,619	*	6.24	N/A	Quarterly, soft lock-up
							until 12/31/2012
North Run Qualified Partners, L.P.***	1/1/2010	946,074	1,067,398	*	3.23	N/A	Quarterly, 25%/quarter
Passport Global Strategies III, Ltd.
(15.1271 shares) (British Virgin Islands)***	4/1/2009	15,424	5,785	*	0.02	N/A	As liquidity permits
Passport II, L.P.	3/1/2006	1,507,995	2,149,256	*	6.50	N/A	Quarterly
Sonterra Capital Partners Fund, L.P.***	1/1/2011	2,400,000	2,235,266	*	6.76	N/A	Monthly
Southpoint Qualified Fund, L.P.***	11/1/2009	2,250,000	2,670,586	*	8.07	N/A	Quarterly, 25%/quarter
Visium Balanced Fund, L.P.	10/1/2009	2,000,000	2,553,059	*	7.72	N/A	Quarterly

Total Long/Short Equity		25,082,717	29,168,492		88.20

Special Situations:
Harbinger Capital Partners Special
Situations Fund, L.P.	6/1/2008	1,469,399	201,313	*	0.61	N/A	Controlled liquidation
Harbinger Capital Partners Special Situations Fund, L.P. - Designated Side Pocket	1/1/2009	140,202	44,234	*	0.13	N/A	As liquidity permits

Total Special Situations		1,609,601	245,547		0.74

Total Investments in Investment Funds		$29,186,762	$34,674,447		104.85%

Common Stock

United States:
Technology
Myriant (6,947.0 shares)		$29,673	$7,219		0.02%

Total United States		29,673	7,219		0.02

Total Investments in Common Stock		$29,673	$7,219		0.02%

*	Pledged (see Note F).
**	Nonincome producing investments. The Partnership's investments in the Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early withdrawal fees.
***	The Partnership's investment is through a feeder fund and its pro rata interest in its master fund is greater than a one percent ownership.
****	From the original investment date. Not applicable for those investments in Investment Funds for which the first redemption date has passed as of March 31, 2012.
*****	Available frequency of redemptions after initial lock-up period.
******	Affiliated entity (see Note D).

See notes to financial statements	20

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statement of Operations
Year Ended March 31, 2012

Investment income:
Interest and dividend income	$819

Expenses:
Management fees	361,694
Professional fees	91,301
Other	7,329
Administration fees	56,276
Line-of-credit facility fees	29,980
Custody fees	19,629
Board of Directors fees	11,000
Insurance expense	11,250
General and administrative expenses	47,924
Interest expense	3,915

Total expenses	640,298

Net investment loss	(639,479)

Realized and unrealized loss on investments:
Net realized loss on investments in Investment Funds	(911,791)
Net change in unrealized appreciation on investments in Investment Funds	(1,203,721)
Net change in unrealized depreciation on investments in common stock	(22,454)

Net realized and unrealized loss on investments	(2,137,966)

Net decrease in net assets resulting from operations	$(2,777,445)

See notes to financial statements	21

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statements of Changes in Net Assets

	Year Ended March 31
	2012	2011

Operations:
Net investment loss	$(639,479)	$(764,154)
Net realized loss from investments in Investment Funds	(911,791)	(1,603,659)
Net change in unrealized appreciation on investments
in Investment Funds	(1,203,721)	5,711,433
Net change in unrealized depreciation on investments
in common stock	(22,454)	-

Net (decrease) increase in net assets resulting from operations	(2,777,445)	3,343,620

Capital transactions:
Contributions	2,265,000	6,157,500
Withdrawals	(4,483,365)	(444,414)

Net (decrease) increase in net assets from capital transactions	(2,218,365)	5,713,086

(Decrease) increase in net assets	(4,995,810)	9,056,706

Net assets at beginning of year	38,065,955	29,009,249

Net assets at end of year (including accumulated net investment loss of $6,713,438 and $6,073,959 as of March 31, 2012 and 2011,
respectively)	$33,070,145	$38,065,955

See notes to financial statements	22

PERSIMMON GROWTH PARTNERS FUND, L.P.

Statement of Cash Flows
Year Ended March 31, 2012

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(2,777,445)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized loss on investments in Investment Funds	911,791
Net change in unrealized appreciation on investments in Investment Funds	1,203,721
Net change in unrealized depreciation on investments in common stock	22,454
Purchases of Investment Funds	(9,600,000)
Proceeds from redemptions of Investment Funds	10,257,343
Increase in other assets	(6,551)
Increase (decrease) in operating liabilities:
Management fees payable	(77,147)
Professional fees payable	(5,500)
Administration fees payable	4,734
Other payable	(1,896)
Custody fees payable	(1,000)

Net cash used in operating activities	(69,496)

Cash flows from financing activities:
Contributions received	1,630,000
Withdrawals paid	(1,195,902)
Proceeds from borrowings on line-of-credit, net	2,025,000

Net cash provided by financing activities	2,459,098

Net increase in cash and cash equivalents	2,389,602

Cash and cash equivalents at beginning of year	890,026

Cash and cash equivalents at end of year	$3,279,628

Supplemental disclosure of cash flow information:
Cash paid during the year for interest	$3,915
Line-of-credit facility fees paid during the year	29,980

Supplemental disclosure of noncash financing activities:
Noncash transfer of investments at fair value	7,219
Increase in partner withdrawals payable	3,287,463
Decrease in advance contributions	(635,000)
Increase in receivable from Investment Funds	610,893

See notes to financial statements	23

PERSIMMON GROWTH PARTNERS FUND, L.P.

Financial Highlights

			Period from
			January 1, 2010
	Year Ended March 31		to	Year Ended December 31
	2012	2011	March 31, 2010 *	2009	2008	2007

Net assets at end of period	$33,070,145	$38,065,955	$29,009,249	$26,737,829	$27,053,789	$43,686,034

Ratio of net investment loss to
average net assets (a)(b)	(1.71%)	(2.39%)	(2.34%)	(2.48%)	(2.34%)	(2.73%)

Ratio of expenses to average
net assets (a)(b)	1.72%	2.39%	2.34%	2.49%	2.37%	2.75%

Portfolio turnover	26.57%	14.76%	17.51%	40.70%	34.58%	4.94%

Total return (c)	(6.81%)	10.50%	3.37%	18.56%	(32.41%)	16.10%

*	The portfolio turnover and total return ratios have not been annualized for the period.
(a)	The ratio does not reflect the Partnership's proportionate share of the net income (loss) and expenses, including incentive fees or allocation, of the Investment Funds.
(b)	Average net assets is determined using net assets at the end of each month during the period andnet assets at the beginning of the period.
(c)	Total returns are calculated by geometrically linking returns based on the change in value during each accounting period. An individual partner's return may vary from these returns based on the timing of contributions and withdrawals.

See notes to financial statements	24

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

March 31, 2012

Note A - Organization and Investment Objective

Persimmon Growth Partners Fund, L.P. (the “Partnership”) commenced operations during January 2004. Persimmon GP, L.L.C. (the “General Partner”) is responsible for the Partnership’s operations. Persimmon Capital Management, L.P. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended, manages and invests the assets of the Partnership.

The Partnership's Adviser and General Partner adopted a plan of reorganization (the "Plan"), registering the Persimmon Growth Partners Fund, L.P. under the Investment Company Act of 1940, as amended (the “1940 Act”) as a nondiversified investment company effective September 1, 2010. The Plan was approved by the underlying Partnership’s investors and an independent board of directors (the “Board”). Under the Plan, the Partnership became a master fund, and a feeder fund, Persimmon Growth Partners Investor Fund (the “Fund”), was created to allow an unlimited number of accredited investors to invest at a reduced minimum investment of $50,000. Certain other terms and conditions, such as management fee charges and investor liquidity provisions, were modified. Both the Partnership and the Fund have a fiscal year-end date of March 31. Prior to the approval of the Plan, the Partnership's fiscal year-end was December 31.

The Fund, also registered under the Investment Company Act of 1940 as a nondiversified investment company, has the same investment objective and substantially the same investment policies as the Partnership (except that the Fund pursues its investment objective by investing substantially all of its assets in the Partnership). As of March 31, 2012, the Fund’s ownership of the Partnership’s net assets was 94.67%.

The principal investment objective of the Partnership is to achieve long-term appreciation of partners’ capital by investing in various hedge fund limited partnerships and other pooled investment vehicles managed by experienced investment managers (the “Investment Funds”). To achieve their investment objective, certain of the Investment Funds may invest in securities, including private company holdings that are not readily marketable or otherwise involve special consideration, including, but not limited to, regulatory or other legal restrictions.

Note B - Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the following significant accounting policies:

[1]	Investment valuation:

Investments in Investment Funds are carried at fair value, as determined by the Adviser based on information provided by the underlying funds’ professional managers. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). In determining fair value, the Adviser utilizes the valuation reflected on the financial statements and other financial reports of the underlying Investment Funds. The Investment Funds value securities and other financial instruments at market prices, when possible, or at fair value determined by the respective fund’s general partner or manager when no market value is determinable. The estimated fair values of certain of the investments of the Investment Funds, which may include derivatives and other securities for which prices are not readily available, may not reflect amounts that could be realized upon immediate sale, nor amounts that may be ultimately realized. Accordingly, the estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and differences could be material.

25

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

March 31, 2012

Note B - Summary of Significant Accounting Policies (continued)

[1]	Investment valuation (continued):

The Fund’s Administrator will calculate the net asset value as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Standard Time) on the last business day of each accounting period (defined below), unless the calculation of the net asset value has been suspended. The Fund will value interests in the Investment Funds at fair value, which ordinarily will be the value determined by their respective investment managers in accordance with procedures established by the Board of Directors. Pursuant to these procedures, the Board may appoint persons to assist it in determining fair value and to make the actual calculations under the Board’s direction, e.g., through the establishment of a valuation committee. Employees of the Adviser and Administrator comprise the Fund’s Valuation Committee. The Valuation Committee is responsible for reporting to the Board fair valuations of securities. The net asset value for the Fund is comprised of the net asset value of the Investment Funds in which the Fund invests, less the expenses and liabilities of the Fund, and other assets in which the Fund invests. Special situations affecting the calculation of net asset value may arise from time to time. Generally, the Fund, the Adviser and the Administrator will not be able to examine or verify the valuations provided by the Investment Funds. Absent bad faith or manifest error, the determination of net asset value of the Fund is conclusive and binding on all investors. The term “Accounting Period” means the following periods: the initial Accounting Period will begin upon the initial opening of the Fund and each subsequent Accounting Period will begin immediately after the close of the immediately preceding Accounting Period. Each Accounting Period will close at the close of business on the first to occur of (i) the date immediately prior to the effective date of the admission of a new Partner and/or an increase in a Partner’s capital contribution; (ii) the effective date of any withdrawal by a Partner, (iii) the date when the Fund dissolves and/or terminates, (iv) the last Business Day of each month, (v) at such other time as may be required by governmental rules and regulations imposed upon the General Partner, the Adviser or the Fund; or, (vi) at such other time as the General Partner determines, in its sole and absolute discretion. Situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund's net asset value if the judgments of the Board, the General Partner, the Adviser, or investment managers to the Investment Funds should prove incorrect. Managers to the Investment Funds only provide determinations of the net asset value of Investment Funds on a weekly or monthly basis, in which event it will not be possible to determine the net asset value of the Fund more frequently. The interests in the Investment Funds in which the Fund invests or plans to invest are generally illiquid. The Fund may not be able to dispose of Investment Fund interests that it has purchased.

The Investment Funds generally charge the Partnership an asset-based fee and may charge the Partnership a performance-based fee. Currently, the asset-based fees range from 0.0% to 3.5% of net assets annually, and the performance-based fees, where they are charged, range from 0.0% to 30% of any increase in net assets resulting from operations. Performance-based fees are generally subject to a loss-carryforward or high water mark and may be subject to a hurdle or preferred rate of return.

[2]	Cash and cash equivalents:

Cash and cash equivalents include amounts held in a bank checking account, money market funds and highly-liquid investments with maturities of ninety days or less when purchased. The Partnership is at risk to the extent it maintains balances in excess of federally insured limits.

26

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

March 31, 2012

Note B - Summary of Significant Accounting Policies (continued)

[3]	Investment transactions:

Investment transactions are recorded on the trade date. Gains or losses from Investment Funds are reflected as net realized loss and net change in unrealized appreciation/depreciation on investments in Investment Funds and common stock in the statement of operations. Proceeds received from the Investment Funds are accounted for as a reduction in cost, and any proceeds received above or below the apportioned cost basis result in a realized gain or loss, respectively.

[4]	Investment income and expense:

Interest income and expense are recorded on the accrual basis. Other expenses are recorded on the accrual basis as incurred. Dividend income is recorded on the ex-dividend date.

[5]	Income taxes:

The Partnership’s year end for income tax purposes is December 31. No provision has been made in the financial statements for federal or state income taxes because the Partnership is not subject to income taxes. The Partnership’s income and losses are includable in the tax returns of its partners. The Partnership may, however, be required to file returns and pay tax in various state and local jurisdictions as a result of its operations and the residency of its partners.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Partnership is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Partnership recognizes accrued interest and penalties associated with uncertain tax positions as part of Partnership expenses. The General Partner has determined that there are no uncertain tax positions currently and for the prior three tax years. Therefore, there was no income tax related interest and penalties recorded for the year ended March 31, 2012. The income tax returns of the Partnership for the years ended December 31, 2009, 2010 and 2011 are subject to examination by the Internal Revenue Service and state taxing authorities, generally for three years after they were filed.

The cost of the Investment Funds for federal tax purposes is based on amounts reported to the Partnership on Schedule K-1 of the Investment Funds. As of March 31, 2012, the Partnership has not yet received information to determine the current tax cost of the Investment Funds. Based on the amounts reported to the Partnership on Schedule K-1 as of December 31, 2010, and after adjustment for purchases and sales between December 31, 2010 and March 31, 2012, the estimated cost of the Investment Funds as of March 31, 2012 for federal tax purposes is $31,416,145. The resulting estimated net unrealized appreciation/depreciation for tax purposes on the Investment Funds and common stock as of March 31, 2012 is $3,265,521.

[6]	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

27

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

March 31, 2012

Note B - Summary of Significant Accounting Policies (continued)

[7]	New accounting pronouncements:

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosure about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

Note C - Fair Value Measurements and Investment Transactions

U.S. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e. the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – unadjusted quoted prices for identical assets or liabilities in active markets that the Partnership has the ability to access at the measurement date.

Level 2 – inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Partnership.

Level 3 – inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Partnership’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 3 assets and liabilities require greater judgment than Level 1 or Level 2 assets and liabilities.

28

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

March 31, 2012

Note C - Fair Value Measurements and Investment Transactions (continued)

Depending on the redemption options available, it may be possible that the reported net asset value (“NAV”) represents fair value of investments in Investment Funds based on observable data such as ongoing redemption and/or subscription activity. Specifically, if the Partnership had the ability at the statement of assets and liabilities date to redeem within three months with no redemption suspensions, lockups or other restrictions, the NAV is considered as a Level 2 input. However, certain Investment Funds may provide the manager with the ability to suspend or postpone redemption for a period of time (a “gate”), or a “lock-in period” upon initial subscription, within which period the Partnership may not redeem without incurring a penalty. In the case of the imposition of a gate, if a “lock-in period” in excess of three months is remaining at the statement of assets and liabilities date, or if the Partnership may not redeem its holding in the Investment Fund within three months or less, the interest is generally classified as Level 3.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Investments in Investment Funds:
Event Driven	$-	$2,946,694	$2,313,714	$5,260,408
Long/Short Equity	-	20,627,538	8,540,954	29,168,492
Special Situations	-	-	245,547	245,547

Investments in securities:
Common stock	-	-	7,219	7,219

	$-	$23,574,232	$11,107,434	$34,681,666

The level classifications in the table above are not indicative of the risk associated with the investment in each Investment Fund.

The following table includes a roll-forward of the amounts for the year ended March 31, 2012, for the investments classified within Level 2.

	Investments in Investment Funds
	Event	Long/Short
	Driven	Equity	Total

Balance as of April 1, 2011	$3,058,515	$21,551,126	$24,609,641
Transfers into Level 2*	-	2,019,244	2,019,244
Net realized loss on investments in Investment Funds	-	(261,765)	(261,765)
Net change in unrealized appreciation on investments	(111,821)	(1,439,110)	(1,550,931)
Purchases	-	8,600,000	8,600,000
Redemptions	-	(9,841,957)	(9,841,957)

Balance as of March 31, 2012	$2,946,694	$20,627,538	$23,574,232

*Transfers represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2011. It is the policy of the Partnership to record transfers as of the beginning of the year.

29

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

March 31, 2012

Note C - Fair Value Measurements and Investment Transactions (continued)

The following table includes a roll-forward of the amounts for the year ended March 31, 2012, for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Investments in
	Invesment Funds				Securities
	Direct	Event	Long/Short	Special	Common
	Lending	Driven	Equity	Situations	Stock	Total

Balance as of April 1, 2011	$251,144	$2,170,672	$10,385,666	$670,745	$-	$13,478,227
Transfers out of Level 3*	-	-	(2,019,244)	-	-	(2,019,244)
Net realized gain on investments
in Investment Funds	(635,642)	-	22,729	(37,113)	-	(650,026)
Net change in unrealized
appreciation on investments	607,323	143,042	(20,962)	(382,193)	-	347,210
Purchases	-	-	1,000,000	-	7,219	1,007,219
Redemptions	(222,825)	-	(827,235)	(5,892)	-	(1,055,952)

Balance as of March 31, 2012	$-	$2,313,714	$8,540,954	$245,547	$7,219	$11,107,434

*Transfers represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2011. It is the policy of the Partnership to record transfers as of the beginning of the year.

All net realized and unrealized gains (losses) in the above table are reflected in the accompanying statement of operations. The net change in unrealized appreciation/depreciation for the year ended March 31, 2012, for Level 3 investments held by the Partnership as of March 31, 2012, was a decrease of $260,113 as shown in the table below:

Net Change in
Unrealized
Appreciation

Event Driven	$143,042
Long/Short Equity	(20,962)
Special Situations	(382,193)

$(260,113)

30

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

March 31, 2012

Note D - Partnership Agreement and Related Party Transactions

Changes in net assets resulting from operations are allocated to the limited partners in accordance with each partner’s ownership percentage.

Capital contributions to the Partnership may be made at the beginning of any month.

The Partnership’s Board may, from time to time and in its sole discretion, cause the Partnership to repurchase interests (“Interests”) from limited partners pursuant to written tenders by limited partners at times and on terms and conditions as the Board establishes. In determining whether the Partnership should offer to repurchase Interests, the Board will consider the recommendation of the General Partner. The General Partner generally recommends to the Board that the Partnership offer to repurchase Interests from limited partners four times each year.

Each limited partner’s initial investment in the Partnership is subject to a minimum of a one-year “lock up” period during which time the limited partner will not be able to participate in any repurchase of Interests by the Partnership or otherwise transfer his or her Interests.

The Partnership’s Board has overall responsibility for the management and supervision of the operations of the Partnership, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Partnership’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Partnership as are customarily exercised by directors of an investment company registered under the Investment Company Act of 1940 organized as a corporation. The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and the General Partner to manage the day-to-day operations of the Partnership.

The Board is comprised of three directors who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Partnership (the “Independent Directors”) and one director who is an “interested person” (the "Interested Director"). The Independent Directors each receive meeting fees of $1,000 per meeting attended in person or $500 in the case of meetings attended by telephone. The Interested Director does not receive fees for committee meetings and does not receive annual or other fees from the Partnership. All Directors are reimbursed by the Partnership for their reasonable out-of-pocket expenses. The Partnership incurred $11,000 of meeting fees for the year ended March 31, 2012, of which $3,000 was payable as of March 31, 2012.

Pursuant to the terms of the partnership agreement effective August 24, 2010, the Adviser receives a quarterly management fee equal to 0.25 percent of the Partnership’s net assets as of the last business day of the calendar quarter for its management services (1.00 percent per annum).

During the year ended March 31, 2012, the Adviser earned management fees of $361,694, of which $90,859 was payable as of March 31, 2012.

The Partnership is responsible for ongoing operating expenses, such as audit, accounting, legal and regulatory costs, and the General Partner’s due diligence expenses in selecting and monitoring professional managers.

The Investment Company Act of 1940 defines an affiliate as any person, directly or indirectly owning, controlling, or holding with power to vote, five percent or more of the outstanding voting securities of such other persons. The Fund owns 5.10% of a voting interest in Horseman European Select Fund, L.P. (an affiliated entity) as of March 31, 2012. Net change in unrealized appreciation on investments in Investment Funds includes $86,927 of unrealized appreciation on the Fund’s investment in this affiliated entity. The Fund paid management fees of $8,942 and incentive fees of $15,818 to the affiliated entity for the year ended March 31, 2012.

31

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

March 31, 2012

Note E - Financial Instruments and Risks

Each Investment Fund in which the Partnership has invested has the right to temporarily restrict withdrawals/redemptions for periods of time beyond those described in the schedule of investments. Any such restrictions may restrict the Partnership’s ability to satisfy future withdrawal requests.

As of March 31, 2012, the Partnership had no unrecorded direct commitments to purchase or sell securities, financial instruments or commodities. The Partnership may have indirect commitments that arise through positions held by the Investment Funds in which the Partnership invests directly and indirectly. These Investment Funds utilize a variety of financial instruments in their trading strategies, including, but not limited to, equity and debt securities of U.S. and foreign issuers, options and futures, forwards and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk.

Market risk is the risk of potential adverse changes to the value of the financial instruments and their derivatives because of changes in market conditions such as, but not limited to, interest and currency rate movements and volatility in commodity or security prices.

Credit risk is the risk of the potential inability of counterparties to perform under the terms of the contracts, which may be in excess of the amounts recorded in each Investment Fund’s respective balance sheet. The Partnership is also exposed to potential credit risk through its cash held at financial institutions. The Partnership seeks to mitigate its exposure to this credit risk by placing its cash with major institutions.

In addition, the Investment Funds may sell securities not yet purchased, whereby a liability is created for the repurchase of the securities at prevailing prices. The ultimate obligation to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective balance sheets. However, as a limited partner/shareholder in these Investment Funds, the Partnership has financial risk limited to the fair value of its investments, which is reflected on the statement of assets and liabilities.

Under certain circumstances, withdrawals from an Investment Fund may be limited or suspended (in whole or in part) as deemed necessary by the Investment Fund’s investment manager. Substantial requests for withdrawals from an investment company could cause the investment company to liquidate positions sooner than would otherwise be desirable which could adversely affect the performance of the investment company. In addition, regardless of the period of time in which withdrawals occur, the resulting reduction in an investment company’s net assets could make it more difficult for an investment company to diversify its holdings and achieve its investment objectives.

Borrowings under credit agreements are typically secured by the Partnership’s investments. Under certain circumstances, a lender may demand an increase in the collateral that secures the Partnership’s obligations and if the Partnership is unable to provide additional collateral, the lender could liquidate assets held in the account to satisfy the Partnership’s obligations to the lender. Liquidation in that manner could have adverse consequences. In addition, the amount of the Partnership’s borrowings and the interest rate on those borrowings, which will fluctuate, could have a significant effect on the Partnership’s profitability.

While the use of certain forms of leverage, including margin borrowing, can substantially improve the return of invested capital, such use may also increase the adverse impact to which the portfolio of the Partnership may be subject.

32

PERSIMMON GROWTH PARTNERS FUND, L.P.

Notes to Financial Statements

March 31, 2012

Note F - Line-of-Credit

The Partnership has a credit agreement with the Royal Bank of Canada providing the Partnership with $5,000,000 of available credit, secured by the majority of the Partnership’s investments. The agreement terminates on January 31, 2013. Interest on any outstanding balance is payable based on an interest rate spread of 1.60% over the three-month LIBOR rate. As of March 31, 2012, the three-month LIBOR rate was 0.47% for a total interest rate of 2.07% and the Partnership had an outstanding balance of $2,025,000 owed to the Royal Bank of Canada under the credit agreement. During the year ended March 31, 2012, the maximum outstanding loan balance was $4,435,000, the average daily loan balance was $201,548, and the weighted average rate of interest was 1.94%. During the year ended March 31, 2011, the maximum outstanding loan balance was $1,060,000 and the average daily loan balance was $117,918. During the period from January 1, 2010 to March 31, 2010, the maximum outstanding loan balance was $1,650,000 and the average daily loan balance was $380,278. The line-of-credit facility rate is .6% per annum, payable monthly, based on the maximum amount of the commitment. During the year ended March 31, 2012, the Partnership paid $29,980 in line-of-credit facility fees.

Note G - Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established.

Note H - Administrator

JD Clark & Company (the “Administrator”) is the administrator for the Partnership. For its services, the Administrator receives a monthly fee based upon the net assets of the Partnership. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.

33

PERSIMMON GROWTH PARTNERS FUND, L.P.

Board of Directors (Unaudited)

March 31, 2012

The identity of the Directors and brief biographical information regarding each Director is set forth below. Unless otherwise noted, the business address of each Director is 1777 Sentry Parkway West, Gwynedd Hall, Suite 102, Blue Bell, PA 19422.

Independent Directors:

Name, (Age) and Address	Position(s) Held with Partnership	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director or Nominee
Robert Fesnak (56)	Director	Term: Indefinite Length: Since inception	Principal, Fesnak & Associates	2	Eagle National Bank
Joseph Rindler, Jr. (68)	Director	Term: Indefinite Length: Since inception	Advisor to the Board of GGCP, major shareholder of GAMCO Investors, Inc.	2	None
Michael J. Maher, Jr. (44)	Director	Term: Indefinite Length: Since inception	President, Valley Forge Financial Group	2	None

Interested Director:

Name, (Age) and Address	Position(s) Held with Partnership	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director or Nominee
Gregory S. Horn (52)	Managing Director and General Partner	Term: Indefinite Length: Since inception	President and Managing Director of Persimmon Capital Management, L.P.	2	AlphaHedge Capital Partners, LLC

Mr. Horn is an Interested Director by virtue of his indirect interest in the Partnership's Adviser, Persimmon Capital Management, L.P.

The Statement of Additional Information for the Partnership includes additional information about the Directors and is available, without charge, upon request, by calling (877) 502-6840.

See notes to financial statements	34

PERSIMMON GROWTH PARTNERS FUND, L.P.

Partnership Management (Unaudited)

March 31, 2012

Set forth below are the names, dates of birth, position with the Partnership, length of term of office and principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Partnership. The business address of Mr. Horn is 1777 Sentry Parkway West, Gwynedd Hall, Suite 102, Blue Bell, PA 19422. The business address of Mr. Cipperman is 500 East Swedesford Road, Suite 104, Wayne, PA 19087.

Partnership Officers:

Name, Date of Birth	Position(s) Held with Partnership	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Officer
Gregory S. Horn, 6/13/59	President	Term: Indefinite Length: Since inception	President, and Managing Director of Persimmon Capital Management, L.P.	AlphaHedge Capital Partners, LLC
Todd Cipperman, 2/14/66	Secretary	Term: Indefinite Length: Since March 2011	Founder and Principal, Cipperman & Company/Cipperman Compliance Services	None

See notes to financial statements	35

PERSIMMON GROWTH PARTNERS FUND, L.P.

Change in Portfolio Manager (Unaudited)

March 31, 2012

As of September 7, 2011, Mr. Kevin O’Shea, a Portfolio Manager for the Fund, resigned from Persimmon Capital Management (“PCM”). Mr. O’Shea’s duties as part of the portfolio management team of the Fund are being assumed by Mr. Shawn Gibson who joined PCM as a Fund Portfolio Manager on November 7, 2011. All other Fund Portfolio Managers remain unchanged.

Mr. Gibson, Partner and Senior Vice President of PCM, is responsible for due diligence on hedge fund strategies and other investment strategies for PCM. Mr. Gibson is a voting member of the investment committee and risk management committee. Prior to joining Persimmon, Mr. Gibson was the President and Founder of Gibson Volatility Management (“GVM”), a boutique investment advisor focused on managing option-based investment strategies designed to capture more equity upside than downside over a full market cycle. Prior to starting GVM, Shawn co-founded Park Ridge Asset Management, a boutique RIA designed to deliver sophisticated traditional and alternative investment solutions to high net worth and institutional investors. Shawn was formerly the Director of the Alternative Investments platform for BB&T Asset Management (“BB&T”). In this role, Shawn developed and led the platform of various alternative investment strategies used by BB&T to improve portfolio diversification and manage portfolio risk. Previously, Shawn headed up the Equity Derivatives Group for Scott & Stringfellow, another BB&T affiliate, and was a market-maker and risk manager for one of the largest international options trading firms in the country in San Francisco, CA and Greenwich, CT. Shawn graduated with a B.S. in Commerce from the University of Virginia.

See notes to financial statements	36

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2012, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition enumerated in paragraph (b) of this Item, nor were there any waivers granted, including an implicit waiver, from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Fesnak possesses the technical attributes identified in Item 3(b) to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Fesnak as the Audit Committee's financial expert. Mr. Fesnak is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended March 31, 2011 and March 31, 2012 were $10,000 and $20,000, respectively.

(b) Audit-Related Fees

There were no assurance and related services provided by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under Item 4(a) for the fiscal years ended March 31, 2011 and March 31, 2012.

(c) Tax Fees

There were no professional services provided by the principal accountant to the Registrant for tax compliance, tax advice, and tax planning for the fiscal years ended March 31, 2011 and
March 31, 2012.

(d) All Other Fees

The principal accountant billed no other fees for products and services provided to the Registrant, other than the services reported in Items 4(a)-(c), during the fiscal years ended March 31, 2011 and March 31, 2012.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) The percentage of services described in each of the paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 0%.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant's full time, permanent employees was 0%.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for the year ended March 31, 2012, were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for the year ended March 31, 2011, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to investors filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members, as of March 31, 2012.

Substantially all of the assets of the Registrant are invested in Persimmon Growth Partners L.P. (the “LP Fund”). The portfolio managers of the LP Fund also serve as the Registrant’s portfolio managers.

Mr. Gregory S. Horn, Mr. Todd E. Dawes and Mr. Shawn Gibson are the portfolio managers (the "Portfolio Managers") primarily responsible for the day-to-day management of the LP Fund, subject to such policies as may be adopted by the Board of Directors. Mr. Horn has been a Portfolio Manager of the LP Fund since its inception in January 2004, and Mr. Dawes has been the LP Fund's Portfolio Manager since 2006 and Mr. Gibson has been the LP Fund’s Portfolio Manager since 2011. From its inception to September 2010, the LP Fund operated as an unregistered hedge fund pursuant to Section 3(c)(1) under the Investment Company Act of 1940. The LP Fund commenced operations as a registered, closed-end management investment company on September 1, 2010.

Mr. Horn founded Persimmon Capital Management ("PCM") in December of 1998 and serves as the managing director and head of the Investment Committee. Prior to the formation of Persimmon Capital Management, Mr. Horn was the CEO and founder of Persimmon Research Partners, Inc., an investment research and operations platform firm doing business as ADVISORport, Inc. ADVISORport was formed to provide research on third-party money managers and mutual funds and deliver operational infrastructure to other registered investment advisory firms and large financial services organizations. The firm was sold to PFPC Worldwide, Inc., a division of PNC Financial in 2003. Mr. Horn continued to manage the business and remained on the board through 2005. Prior to ADVISORport, he was the President and co-founder of Ashbridge Investment Management, Inc., where he developed all facets of the investment consulting capacity for a family holding company, where assets under supervision in 1998 reached nearly $1 billion. Prior to Ashbridge, Mr. Horn was a Vice President of Mellon Bank, heading the Personal and Family division of Mellon Private Capital Management, the high net worth group within Mellon’s Trust Department. Prior to Mellon, Mr. Horn was employed at Mid-Atlantic Companies where he headed the asset management group. Previous to Mid-Atlantic Companies, Mr. Horn was a Vice President for the real estate investment banking arm of American Express.

Mr. Dawes is responsible for due diligence on hedge fund strategies for PCM. Additionally, Mr. Dawes conducts manager due diligence on traditional long-only investment managers. Mr. Dawes is a voting member of the investment committee and risk management committee. Prior to joining Persimmon, Mr. Dawes was Head of Research at ADVISORport, Inc. (now know as PNC Managed Investments, Inc.) where he was head of the investment committee, directed the investment manager research and due diligence process and managed a team of five analysts. Prior to ADVISORport, he worked at CMS Investment Resources in Philadelphia, providing manager due diligence and statistical research for the Alternative Investments Division. Prior to CMS, Mr. Dawes was Vice President of Operations for a glazing and architectural metal contractor in Detroit, Michigan. He holds a B.S. in Investment Finance from Wayne State University and an MBA from the University of Notre Dame Mendoza College of Business. Mr. Dawes has successfully passed the Series 65, 66, and 7 exams.

Mr. Gibson, Partner, Senior Vice President, is responsible for due diligence on hedge fund strategies and other investment strategies for PCM.  Mr. Gibson is a voting member of the investment committee and risk management committee.  Prior to joining Persimmon, Mr. Gibson was the President and Founder of Gibson Volatility Management ("GVM"), a boutique investment advisor focused on managing option-based investment strategies designed to capture more equity upside than downside over a full market cycle. Prior to starting GVM, Mr. Gibson co-founded Park Ridge Asset Management, a boutique RIA designed to deliver sophisticated traditional and alternative investment solutions to high net worth and institutional investors. Mr. Gibson was formerly the Director of the Alternative Investments platform for BB&T Asset Management ("BB&T"). In this role, Mr. Gibson developed and led the platform of various alternative investment strategies used by BB&T to improve portfolio diversification and manage portfolio risk. Previously, Mr. Gibson headed up the Equity Derivatives Group for Scott & Stringfellow, another BB&T affiliate, and was a market-maker and risk manager for one of the largest international options trading firms in the country in San Francisco, CA and Greenwich, CT. Mr. Gibson graduated with a B.S. in Commerce from the University of Virginia.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member.  As of
March 31, 2012, Mr. Gibson managed the following accounts, other than the Fund:

Registered Investment
Companies Managed		Other Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
0	$0	4	$53,000,000	0	$0

Registered Investment
Companies Managed		Other Pooled Vehicles Managed		Other Accounts Managed

			Total Assets		Total Assets
Number with	Total Assets	Number with	with	Number with	With
Performance-	with Performance-	Performance-	Performance-	Performance-	Performance-
Based Advisory	Based Advisory	Based Advisory	Based Advisory	Based Advisory	Based Advisory
Fees	Fees	Fees	Fees	Fees	Fees
0	$0	0	$0	0	$0

Potential Material Conflicts of Interest

Messrs. Horn, Dawes and Gibson are responsible for managing other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. These other pooled investment vehicles may have materially higher, lower or different fee arrangements than the Fund. The side-by-side management of these pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. Messrs. Horn, Dawes and Gibson have a fiduciary responsibility to manage all client accounts in a fair and equitable manner, and seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Fund’s adviser, PCM, has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2012:

The Portfolio Managers of the Fund are compensated by PCM and not the Funds and are paid a fixed annual base salary, a discretionary bonus based on the financial performance of PCM, and share in the profits of PCM through their pro rata equity ownership in PCM.  No compensation is tied to the performance of the Funds.

(a)(4) Equity Securities Beneficially Owned by Portfolio Manager(s)

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of March 31, 2012:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Gregory S. Horn	$0
Todd E. Dawes	$0
Shawn Gibson	$0

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which investors may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics (see Exhibit 1)

(a) (2) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Persimmon Growth Partners Investor Fund

By (Signature and Title): /s/ Gregory S. Horn

 Gregory S. Horn, President

(principal executive officer)

Date: June 11, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title): /s/ Gregory S. Horn

Gregory S. Horn, President

(principal executive officer)

Date: June 11, 2012

By (Signature and Title): /s/ Gregory S. Horn

Gregory S. Horn, Principal Financial Officer

Date: June 11, 2012